BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Investments:
Fixed maturities available for sale, at fair value (amortized cost $1,425 and $1,099)	$ 1,451	$ 1,109
Mortgage loans on real estate	17	17
Policy loans	185	176
Other invested assets	63	68
Total investments	1,716	1,370
Cash and cash equivalents	44	138
Amounts due from reinsurers	1,325	1,390
Deferred policy acquisition costs	383	353
Deferred cost of reinsurance	50	57
Current and deferred income tax receivables	22	24
Other assets	29	29
Separate Accounts assets	2,015	1,747
Total Assets	5,584	5,108
LIABILITIES
Policyholders’ account balances	2,631	2,377
Future policy benefits and other policyholders’ liabilities	358	347
Amounts due to reinsurers	132	131
Other liabilities	72	77
Separate Accounts liabilities	2,015	1,747
Total liabilities	5,208	4,679
Commitments and contingent liabilities (Note 2, 5, 8, 9 and 12)
SHAREHOLDER’S EQUITY
Common stock, $1.00 par value, 5.0 million shares authorized, 2.5 million issued and outstanding	2	2
Capital in excess of par value	326	323
Retained earnings	36	97
Accumulated other comprehensive income (loss)	12	7
Total shareholder's equity	376	429
Total Liabilities and Shareholder’s Equity	$ 5,584	$ 5,108